Long Term Debts	12 Months Ended
Dec. 31, 2023
Long Term Debts [Abstract]
LONG TERM DEBTS

Note 12:- Long term DEBTS

a.	Long term liabilities to banks and others are comprised of the following as of the below dates:

	Linkage	Interest	December 31,
	basis	rate	2022	2023
		%
Loans from banks and others	NIS	2.12 – 7.2	$12,161	$29,010
Bank loans	USD	3.4 – 8.1	36,408	47,634
Other long-term debts	JPY	1.71	61	58
			$48,630	$76,701
Less current maturities	NIS, USD		(18,218)	(24,435)

			$30,412	$52,267

b.	Maturity dates:

	December 31,
	2022	2023
First year (Current maturities)	$18,218	$24,435
Second year	10,043	18,731
Third year	9,818	14,617
Fourth year	5,000	15,037
Fifth year and thereafter	5,551	3,881
Total	$48,630	$76,701

c.	Financial Covenants:

On March 27, 2023, the Company entered into a loan agreement with an Israeli bank, pursuant to which, the Company borrowed $20,000 for a four-year term (the “Bank Loan”). The Bank Loan will mature on March 27, 2027, and will be repaid in four (4) equal annual instalments of $6,052 (including interest) starting March 27, 2024. The Bank Loan bears interest at the rate SOFR + 3.38%. The interest is paid on a yearly basis.

On June 7, 2023, the Company entered into a loan agreement with an Israeli bank, pursuant to which, the Company borrowed ILS 60,000 thousands for a five-year term (the “Bank Loan”). The Bank Loan will mature on May 7, 2028, and will be repaid in five (5) equal annual instalments of ILS 12,000 thousands (not including interest) starting May 7, 2024. The Bank Loan bears an interest rate of prime + 0.92% per annum, payable in two semi-annual payments.

These two Bank Loans, which may be prepaid under certain circumstances, are subject to various financial covenants which mainly consist of the following:

Under the terms of the Loans, the Company has undertaken to maintain the following financial covenants, as they will be expressed in its consolidated financial statements, as described:

a.	The Company’s total equity shall not be lower than $150 million (one hundred and fifty million U.S. Dollars) at all times;

b.	The ratio of the Company’s total financial debts less cash, short-term deposits and short-term marketable securities to the total assets will not exceed 30%;

c.	The ratio of the Company’s total financial debts less cash, short-term deposits and short-term marketable securities to the annual EBITDA will not exceed 3.25 to 1.

As of December 31, 2023, the Company was in compliance with the financial covenants.